SCHEDULE OF FINANCIAL INFORMATION WITH RESPECT TO OPERATING SEGMENT AND REPORTING SEGMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Revenues, net	¥ 30,872,023	¥ 22,743,410	¥ 22,055,785
Real estate and related services cost of revenues	(23,082,984)	(16,369,508)	(17,988,629)
Solar power and related services cost of revenues	(1,174,638)	(684,425)	(463,340)
Other cost of revenues	(8,319)	(152,033)
Advertising and promotion expenses	(300,057)	(365,065)	(336,970)
Salaries and welfare expenses	(1,814,768)	(1,451,967)	(1,000,973)
Lease expenses	(147,603)	(112,682)	(76,829)
Taxes and dues	(446,933)	(423,721)	(269,004)
Legal and professional expenses	(671,382)	(847,513)	(513,957)
Stock based compensation expense		(201,914)	(6,580)
Other selling, general and administrative expenses	(916,926)	(693,484)	(620,791)
Income from continuing operations	2,308,413	1,441,098	778,712
Total other expenses	(466,423)	(425,758)	(122,771)
Income from continuing operations before income taxes	1,841,990	1,015,340	655,941
Income tax expense	(591,061)	(265,979)	(345,180)
Net income from continuing operations	1,250,929	749,361	310,761
Income (loss) from discontinued operations, net of income taxes		(6,742)	78,628
Net income	¥ 1,250,929	¥ 742,619	¥ 389,389